Acquisitions and Other Agreements - Additional Information 1 (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		12 Months Ended
	Mar. 28, 2013	Oct. 31, 2012 Product	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Estimated weighted average useful life					10 years 9 months 18 days
Gain on sale of divested products						$ 24.0
Acquisition costs							6.5
Actavis Group [Member]
Business Acquisition [Line Items]
Business acquisition date					Oct. 31, 2012
Step-up in the value of inventories					137.3
Amortization of inventory step-up to cost of sales					93.5	44.1
Estimated weighted average useful life		21 years 8 months 12 days
Weighted average number of shares, contingently issuable	1,650,000					3,850,000
Contingent consideration expense			150.3
Number of products divested		22
Gain on sale of divested products				24.0
Net sales of divested products						60.8	90.2
Measurement period adjustment					31.0
Acquisition costs					26.8	73.5
Actavis Group [Member] | Minimum [Member] | Product Rights and Other Related Intangibles [Member]
Business Acquisition [Line Items]
Discount rate to arrive present value					8.80%
Actavis Group [Member] | Maximum [Member] | Revenues [Member]
Business Acquisition [Line Items]
Product percentage forming a portion of net revenues						0.00%	0.00%
Actavis Group [Member] | Maximum [Member] | Product Rights and Other Related Intangibles [Member]
Business Acquisition [Line Items]
Discount rate to arrive present value					11.50%
Watson Pharmaceuticals, Inc. [Member]
Business Acquisition [Line Items]
Net sales of divested products						$ 18.5	$ 7.3